SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Statements of Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL STATEMENTS [Line Items]
Cost of revenues-Product sales	$ 1,346,151,113	$ 1,405,819,889	$ 1,006,541,731
Gross loss	209,283,285	113,105,100	(38,136,638)
Operating expenses(income):
Sales and marketing	93,067,159	75,594,663	31,203,369
General and administrative	67,293,891	55,632,109	50,881,639
Research and development	52,575,143	46,452,032	44,101,917
Other operating expense (income)	(11,870,403)	(45,885,044)	(1,655,426)
Total operating expenses	201,065,790	334,550,499	140,894,224
Income (loss) from operations	8,217,495	(221,445,399)	(179,030,862)
Non-operating income(expense):
Interest income	5,009,687	8,443,153	7,118,250
Interest expense	(49,015,802)	(52,108,491)	(50,628,707)
Foreign exchange loss	(27,009,411)	(367,936)	1,385,622
Gains (losses) on derivative, net	6,057,941	633,964	(53,945)
Gains on repurchase of convertible notes	7,048,188
Fair value change of warrant liability	7,455,000	3,202,500
Loss before income taxes and equity in earnings of subsidiaries	(33,983,673)	(261,642,209)	(221,209,642)
Income tax benefit	349,880	2,722,715	(21,352,490)
Net loss attributed to ReneSola Ltd	(33,630,021)	(258,915,539)	(242,515,539)
RENESOLA LTD [Member]
CONDENSED FINANCIAL STATEMENTS [Line Items]
Cost of revenues-Product sales	74,029	111,732	68,930
Gross loss	(74,029)	(111,732)	(68,930)
Operating expenses(income):
Sales and marketing	71,669	63,095	152,697
General and administrative	4,180,518	4,071,692	4,785,160
Research and development	9,189	27,608	61,724
Other operating expense (income)	(2,582,694)	30	(78,288)
Total operating expenses	1,678,682	4,162,425	4,921,293
Income (loss) from operations	(1,752,711)	(4,274,157)	(4,990,223)
Non-operating income(expense):
Interest income	228	440	28,223
Interest expense	(5,631,282)	(6,005,030)	(6,734,000)
Foreign exchange loss	(26,628)	905	(147)
Gains (losses) on derivative, net	7,202,205	(1,045,925)	(2,093,974)
Gains on repurchase of convertible notes	7,048,188
Fair value change of warrant liability	7,455,000	3,202,500
Loss before income taxes and equity in earnings of subsidiaries	14,295,000	(8,121,267)	(13,790,121)
Income tax benefit
Equity in losses of subsidiaries	(47,925,021)	(250,794,272)	(228,725,418)
Net loss attributed to ReneSola Ltd	$ (33,630,021)	$ (258,915,539)	$ (242,515,539)